S000006732 [Member] Investment Objectives and Goals - Large Growth Stock Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: LARGE GROWTH STOCK FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Large Growth Stock Fund (the “Fund”) is to seek long-term capital growth.